Incorporated herein by reference is a supplement to the prospectus of MFS Blended Research Core Equity Fund, a series of MFS Series Trust XI (File No. 33-68310), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 28, 2012 (SEC Accession No 0000912938-12-000355).